Basis of preparation and accounting policies - Disclosure of detailed information about the effect of adoption IFRS 16 (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets
Prepaid operating leases	¥ (367,092)	$ (51,812)
Property, plant and equipment	(39)	(6)
Right-of-use assets	446,608	63,035
Trade and other receivables - Prepayment	(1,770)	(250)	¥ (514,163)	$ (72,570)	¥ (502,069)	¥ 81,121
Total assets	77,707	10,967
Current Liabilities
Lease liabilities	42,457	5,992
Other liabilities	(14)	(2)
Trade and other payables - Accruals	(19,097)	(2,695)	¥ 10	$ 1		¥ 29
Total current liabilities	23,346	3,295
Non-current Liabilities
Lease liabilities	54,395	7,677
Other liabilities	(34)	(5)
Total non- current liabilities	¥ 54,361	$ 7,672